Finance and other income and Foreign exchange gains/(losses), net	12 Months Ended
Mar. 31, 2021
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Finance and other income and Foreign exchange gains/(losses), net
28. Finance and other income and Foreign exchange gains/(losses), net

	Year ended March 31,
	2019		2020		2021
Interest income	₹	20,261	₹	21,764	₹	18,442
Dividend income		361		367		4
Net gain from investments classified as FVTPL		1,990		1,275		1,478
Net gain from investments classified as FVTOCI		311		675		988

Finance and other income	₹	22,923	₹	24,081	₹	20,912
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL		1,251		2,144		4,383
Other foreign exchange gains/(losses), net		1,964		1,025		(1,388)

Foreign exchange gains/(losses), net	₹	3,215	₹	3,169	₹	2,995

	₹	26,138	₹	27,250	₹	23,907